Trade receivables	12 Months Ended
Dec. 31, 2019
Trade receivables
Trade receivables

19       Trade receivables

	At December 31,
	2019	2018
Non-Current
Accounts receivable	3,431	3,524
Loss allowance (see Note 3A(iii))	(2,105)	(2,105)
	1,326	1,419
Current
Accounts receivable	153,264	137,831
Trade receivables from related parties (Note 27)	2,242	2,988
Loss allowance (see Note 3A(iii))	(50,629)	(23,922)
	104,877	116,897

Fair value of trade receivables approximate book value.